SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2023
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

14.SHARE-BASED COMPENSATION

In September 2009, the Group adopted the 2009 Share Incentive Plan which allows the Group to offer incentive awards to employees, officers, directors and consultants or advisors (the “Participants”). Under the 2009 Share Incentive Plan, the Group may issue incentive awards up to 30,000,000 ordinary shares. In August 2010, the Group increased the maximum number of incentive awards available under the 2009 Share Incentive Plan to 150,000,000. In March 2015, the Group increased the maximum number of incentive awards available under the 2009 Share Incentive Plan to 430,000,000. In June 2023, the Group adopted the 2023 Share Incentive Plan (collectively with 2009 Share Incentive Plan, the “Incentive Award Plans”) , which allows the Group to offer incentive awards up to 20,000,000 ordinary shares to Participants. The incentive awards granted under the Incentive Award Plans typically have a maximum life of ten years and vest in typical ways as listed below:

a.)Vest 50% on the second anniversary of the stated vesting commencement date with the remaining 50% vesting ratably over the following two years;

b.)Vest over a period of ten years in equal yearly installments;

As of December 31, 2023, the Group had granted a total of 274,295,790 options and 308,146,910 nonvested restricted stocks in total, which were subject to adjustment on performance condition.

Share options

In 2023, the Group granted 28,625,350 share options to senior officers, which was in five tranches with performance conditions, and the vesting of each of the five tranches commences respectively at the first, second, third, fourth, and fifth anniversary of grant date. Each tranche is accounted for as a separate award with the same grant date, the same service inception date and its own requisite service period. The actual number of share options that could be exercised is contingent on certain financial performance of the year when vesting of share option commences. The Group reassesses the performance condition at each reporting period for true up. For each tranche, 50% vests on the second anniversary of the stated vesting commencement date with the remaining 50% vesting ratably over the following two years and will become exercisable if certain performance conditions are met for the five - year period ending December 31, 2027.

The weighted - average grant date fair value for options granted during the year ended December 31, 2023 was US$2.22 per share, computed using the binomial option pricing model. The binomial option pricing model requires the input of subjective assumptions including the expected stock price volatility and the expected price multiple at which employees are likely to exercise stock options. The Group uses historical data to estimate forfeiture rate. Expected volatilities are based on the average historical equity volatility of the Group. The risk - free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

The fair value of stock options was estimated using the following significant assumptions:

2023
Suboptimal exercise factor	2.80
Risk-free interest rate	3.61%
Volatility	49.31%
Dividend yield	0.80%
Life of option	10 years

The following table summarized the Group’s share option activity under the option plans:

			Weighted
		Weighted	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise Price	Contractual Life	Value
		US$	Years	US$’million
Share options outstanding at January 1, 2023	—	—	—	—
Granted	28,625,350	2.80	—	—
Adjusted for performance conditions	(106,250)	2.80	—	—
Share options outstanding at December 31, 2023	28,519,100	2.80	9.41	16
Share options vested or expected to vest at December 31, 2023	26,429,100	2.80	9.41	14
Share options exercisable at December 31, 2023	—	—	—	—

Given the actual number of share options that could be exercised is contingent on certain financial performance of the year when vesting commences, the share - based compensation expenses related to these options would be recognized when the financial performance is expected to be met. The Group didn’t record any compensation expenses relating to options awarded indexed to financial performance beyond the year ended December 31, 2023. The total share based compensation expenses relating to these options was RMB337.

As of December 31, 2023, there was RMB68 in total unrecognized compensation expense related to the option arrangements, which is expected to be recognized over a weighted - average period of 3.41 years.

Nonvested restricted stocks

The fair value of nonvested restricted stock with service conditions or performance conditions is based on the fair market value of the underlying ordinary shares on the date of grant.

In 2021, 2022 and 2023, the Group granted nil, 31,683,100 and nil nonvested restricted stocks, respectively to senior officers and managers, each was in ten tranches with performance conditions. Each tranche is accounted for as a separate award with the same grant date, its own service inception date and requisite service period. The share-based compensation cost is recognized for each vesting tranche during the respective service period based on the estimated performance conditions at the service inception date. The Group reassesses the performance condition at each reporting period for true up. For each tranche, 50% vests on the second anniversary of the vesting commencement date with the remaining 50% vesting ratably over the following two years.

In 2023, the Group granted 28,625,350 nonvested restricted stocks to senior officers, each was in five tranches with performance conditions, and the vesting of each of the five tranches commences respectively at the first, second, third, fourth, and fifth anniversary of grant date. Each tranche is accounted for as a separate award with the same grant date, the same service inception date and its own requisite service period. The actual number of nonvested restricted stocks that could vest is contingent on certain financial performance of the year when vesting commences. The Group reassesses the performance condition at each reporting period for true up. For each tranche, 50% vests on the second anniversary of the vesting commencement date with the remaining 50% vesting ratably over the following two years. The share - based compensation expenses related to these nonvested restricted stocks would be recognized when the financial performance is expected to be met. The Group didn’t record any compensation expenses relating to incentive shares which are indexed to financial performance beyond the year ended December 31, 2023.

The following table summarized the Group’s nonvested restricted stock activities in 2023.

		Weighted Average Grant
	Number of Restricted	Date
	Stocks	Fair Value
		US$
Nonvested restricted stocks outstanding at January 1, 2023	76,939,150	1.88
Granted	31,881,420	3.67
Forfeited	(2,070,020)	1.62
Vested	(10,033,350)	1.56
Adjusted for performance conditions	(1,655,900)	0.70
Nonvested restricted stocks outstanding at December 31, 2023	95,061,300	2.54

As of December 31, 2023, there was RMB891 in unrecognized compensation costs, net of estimated forfeitures, related to unvested restricted stocks, which is expected to be recognized over a weighted-average period of 3.62 years.

The total fair value of nonvested restricted stocks vested in 2021, 2022 and 2023 was RMB389, RMB234 and RMB286, respectively.

For the years ended December 31, 2021, 2022 and 2023, the Group recognized share-based compensation expenses of RMB109, RMB87 and RMB143, respectively, which were classified as follows:

	Years Ended December 31,
	2021	2022	2023
Hotel operating costs	39	33	31
Selling and marketing expenses	4	4	6
General and administrative expenses	66	50	106
Total	109	87	143